Document and Entity Information	Jun. 27, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001830029
Document Type	8-K
Document Period End Date	Jun. 27, 2024
Entity Registrant Name	GRIID Infrastructure Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39872
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	2577 Duck Creek Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6815
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GRDI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	GRDI-W
Security Exchange Name	NASDAQ